Note 5 - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

NOTE 3. RELATED PARTY TRANSACTIONS

Due to Related Party

Amounts due to related party represent general and administrative expenses paid on behalf of the Company by the officers and is due on demand. As of March 31, 2026 and December 31, 2025, due to related party amounted to $953 and $0, respectively.

Due to Parent

Amounts due to Parent represent general and administrative expenses paid on behalf of the Company by the Parent and is due on demand. As of March 31, 2026 and December 31, 2025, due to Parent amounted to $36,750 and $0, respectively.

Archimedes Tech SPAC Partners II Co
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

NOTE 5 — RELATED PARTIES

Founder Shares

On June 7, 2024, the Sponsor made a capital contribution of $25,000 to cover certain of the Company’s expenses, for which the Company issued 5,750,000 ordinary shares (the “Founder Shares”). The Founder Shares include an aggregate of up to 750,000 shares subject to surrender and forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the Initial Public Offering and the full exercise by the underwriters of their over-allotment option, 750,000 shares are no longer subject to surrender and forfeiture.

Pursuant to a letter agreement that the initial shareholders, directors and officers have entered into with the Company, with certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to directors and officers and other persons or entities affiliated with the initial shareholders, each of whom will be subject to the same transfer restrictions) until the earlier of: (i) six months after the completion of the initial business combination; and (ii) subsequent to the initial business combination, the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, the Founder Shares will be released from the lock-up if (1) the last reported sale price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period after the initial business combination or (2) if the Company completes a transaction after the initial business combination which results in all of the Company’s shareholders having the right to exchange their shares for cash, securities or other property.

Promissory Note — Related Party

On June 7, 2024, the Sponsor issued an unsecured promissory note to the Company (as amended, the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $290,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) March 31, 2025 or (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines to not proceed with the Initial Public Offering. Simultaneously with the closing of the Initial Public Offering on February 12, 2025, the Company repaid the outstanding borrowings under the Promissory Note amounting to $290,000. Borrowings under the note are no longer available.

Due to Related Party

Due to related party represents recurring Company expenses advanced by officers on behalf of the Company. As of March 31, 2026 and December 31, 2025, the Company owed $4,283 and $1,239 to officers, respectively.

Administrative Support Agreement

Commencing on the effective date, February 10, 2025, the Company agreed to reimburse the Sponsor in an amount equal to $10,000 per month for office space, administrative and support services. Upon completion of the initial business combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2026, the Company incurred and paid $30,000 in fees for these services. For the three months ended March 31, 2025, the Company incurred and accrued $16,786 in fees for these services. These fees were included in general and administrative expenses on the condensed consolidated statements of operations

Working Capital Loans

In order to finance transaction costs in connection with an initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that an initial business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of an initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of March 31, 2026 and December 31, 2025, no Working Capital Loans were outstanding.

NOTE 5 — RELATED PARTIES

Founder Shares

On June 7, 2024, the Sponsor made a capital contribution of $25,000 to cover certain of the Company’s expenses, for which the Company issued 5,750,000 ordinary shares (the “Founder Shares”). The Founder Shares include an aggregate of up to 750,000 shares subject to surrender and forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the Initial Public Offering and the full exercise by the underwriters of their over-allotment option, 750,000 shares are no longer subject to surrender and forfeiture.

Pursuant to a letter agreement that the initial shareholders, directors and officers have entered into with the Company, with certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to directors and officers and other persons or entities affiliated with the initial shareholders, each of whom will be subject to the same transfer restrictions) until the earlier of: (i) six months after the completion of the initial Business Combination; and (ii) subsequent to the initial Business Combination, the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, the Founder Shares will be released from the lock-up if (1) the last reported sale price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period after the initial Business Combination or (2) if the Company completes a transaction after the initial Business Combination which results in all of the Company’s shareholders having the right to exchange their shares for cash, securities or other property.

Promissory Note — Related Party

On June 7, 2024, the Sponsor issued an unsecured promissory note to the Company (as amended, the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $290,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) March 31, 2025 or (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines to not proceed with the Initial Public Offering. Simultaneously with the closing of the Initial Public Offering on February 12, 2025, the Company repaid the outstanding borrowings under the Promissory Note amounting to $290,000. Borrowings under the note are no longer available. As of December 31, 2025 and 2024, the Company had $0 and $192,033 outstanding under the Promissory Note, respectively.

Due to Related Party

Due to related party represents recurring Company expenses advanced by officers on behalf of the Company. As of December 31, 2025 and 2024, the Company owed $1,239 and $0 to officers, respectively.

Administrative Support Agreement

Commencing on the effective date, February 10, 2025, the Company agreed to reimburse the Sponsor in an amount equal to $10,000 per month for office space, administrative and support services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2025, the Company incurred and paid $106,786 in fees for these services. For the period from June 7, 2024 (inception) through December 31, 2024, the Company did not incur any fees for these services.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of December 31, 2025 and December 31, 2024, no Working Capital Loans were outstanding.